Income taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Copa Airlines
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	25.00%	25.00%
Deferred tax assets		$ 3.8
AeroRepública
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 1.1
Colombia | AeroRepública
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	35.00%	35.00%